Earnings per share (Tables)	6 Months Ended
Sep. 30, 2023
Earnings Per Share [Abstract]
Summary of amounts and numbers used in calculation of net income attributable to NHI shareholders per share (basic and diluted)
A reconciliation of the amounts and the numbers used in the calculation of net income attributable to NHI shareholders per share (basic and diluted) is as follows:

	Millions of yen except per share data presented in yen
	Six months ended September 30
	2022	2023
Basic—
Net income attributable to NHI shareholders	¥18,467	¥58,563
Weighted average number of shares outstanding	3,010,633,495	3,028,036,425
Net income attributable to NHI shareholders per share	¥6.13	¥19.34

Diluted—
Net income attributable to NHI shareholders	¥18,354	¥58,468
Weighted average number of shares outstanding	3,104,874,653	3,140,207,716
Net income attributable to NHI shareholders per share	¥5.91	¥18.62

	Millions of yen except per share data presented in yen
	Three months ended September 30
	2022	2023
Basic—
Net income attributable to NHI shareholders	¥16,771	¥35,232
Weighted average number of shares outstanding	3,001,728,417	3,035,142,936
Net income attributable to NHI shareholders per share	¥5.59	¥11.61

Diluted—
Net income attributable to NHI shareholders	¥16,738	¥35,202
Weighted average number of shares outstanding	3,093,327,844	3,140,174,302
Net income attributable to NHI shareholders per share	¥5.41	¥11.21